INCOME TAXES (Schedule of Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
INCOME TAXES [Abstract]
Current expense	$ 583	$ 448
Deferred expense (benefit)	300	(41)
Federal income tax expense	$ 883	$ 407